Fees Summary	Apr. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 125,000.00
Previously Paid Amount	0.00
Total Fee Amount	17.26
Total Offset Amount	0.00
Net Fee	$ 17.26